Class A Ordinary Shares Subject to Possible Redemption	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Class A Ordinary Shares Subject To Possible Redemption Disclosure [Abstract]
Class A Ordinary Shares Subject to Possible Redemption

Note 7 - Class A Ordinary Shares Subject to Possible Redemption

The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of June 30, 2022 and December 31, 2021, there were 31,116,305 shares of Class A ordinary shares outstanding, all of which were subject to possible redemption.

As of June 30, 2022, Class A ordinary shares subject to possible redemption reflected on the condensed balance sheets is reconciled on the following table:

Gross Proceeds	$311,163,050
Less:
Offering costs allocated to Class A shares subject to possible redemption	(17,138,390)
Proceeds allocated to Public Warrants at issuance	(5,948,230)
Plus:
Re-measurement on Class A ordinary shares subject to possible redemption amount	23,086,620
Class A ordinary shares subject to possible redemption at December 31, 2021	311,163,050
Remeasurement of Class A common stock subject to possible redemption amount	352,842
Class A ordinary shares subject to possible redemption at June 30, 2022	$311,515,892

Note 7 — Class A Ordinary Shares Subject to Possible Redemption

The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of December 31, 2021, there were 31,116,305 shares of Class A ordinary shares outstanding, all of which were subject to possible redemption.

As of December 31, 2021, Class A ordinary shares subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross Proceeds	$311,163,050
Less:
Offering costs allocated to Class A shares subject to possible redemption	(17,138,390)
Proceeds allocated to Public Warrants at issuance	(5,948,230)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	23,086,620
Class A ordinary shares subject to possible redemption	$311,163,050